UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Becky L. Park

The American Funds Income Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

U.S. Government Securities Fund® Semi-annual report for the six months ended February 29, 2024

Seeking stability in
uncertain markets

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

U.S. Government Securities Fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 3.75% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2024 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–0.87%	0.52%	1.31%
Class A shares (reflecting 3.75% maximum sales charge)	–4.89	–0.53	0.65

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.36% for Class F-2 shares and 0.65% for Class A shares as of the prospectus dated November 1, 2023. Expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

The fund’s net 30-day yield as of February 29, 2024, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 4.56% for Class F-2 shares and 4.09% for Class A shares. The fund’s gross 30-day yield as of that date was 4.52% for Class F-2 shares and 4.05% for Class A shares. The fund’s 12-month distribution rate for Class F-2 shares as of that date was 4.25%. The distribution rate for Class A shares as of that date was 3.80%. Class A share results reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fund shares of U.S. Government Securities Fund are not guaranteed by the U.S. government.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for U.S. Government Securities Fund for the period ended February 29, 2024, are shown in the table below, as well as results of the fund’s benchmark and peer group index.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/GVTFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

19	Financial statements

22	Notes to financial statements

35	Financial highlights

Results at a glance

(for periods ended February 29, 2024, with all distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

U.S. Government Securities Fund (Class F-2 shares)[2]	1.68%	1.29%	0.71%	1.23%	5.01%
U.S. Government Securities Fund (Class A shares)	1.53	1.07	0.42	0.95	4.72
Bloomberg U.S. Government/Mortgage-Backed Securities Index[3]	1.78	2.31	0.01	0.98	5.40
Lipper General U.S. Government Funds Average[4]	1.34	0.94	–0.41	0.51	4.78

Past results are not predictive of results in future periods.

[1]	Lifetime returns are as of October 17, 1985, the inception of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Bloomberg U.S. Government/Mortgage-Backed Securities Index is a market value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. There have been periods when the fund has lagged the index. Source: Bloomberg Index Services Ltd.
[4]	Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. There have been periods when the fund has lagged the average. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic, and averages may have few funds, especially over longer periods. For the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update, available on our website. Source: Refinitiv Lipper.

U.S. Government Securities Fund	1

Investment portfolio February 29, 2024	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	33.06%
AAA/Aaa	59.10
AA/Aa	.30
Short-term securities & other assets less liabilities	7.54
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 92.44%	Principal amount (000)			Value (000)
Mortgage-backed obligations 59.38%
Federal agency mortgage-backed obligations 59.38%
Fannie Mae Pool #256708 6.50% 3/1/2027[1]	USD	6		$6
Fannie Mae Pool #256993 6.50% 11/1/2027[1]		53		54
Fannie Mae Pool #257055 6.50% 12/1/2027[1]		103		105
Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]		14		14
Fannie Mae Pool #AD0329 6.50% 9/1/2028[1]		5		5
Fannie Mae Pool #AL5156 6.50% 2/1/2029[1]		217		221
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]		83		80
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]		108		103
Fannie Mae Pool #735571 8.00% 11/1/2031[1]		30		30
Fannie Mae Pool #555254 6.50% 1/1/2033[1]		—	[2]	—	[2]
Fannie Mae Pool #CA1442 3.00% 3/1/2033[1]		368		345
Fannie Mae Pool #BJ5302 3.00% 3/1/2033[1]		272		255
Fannie Mae Pool #695412 5.00% 6/1/2033[1]		2		2
Fannie Mae Pool #BN1085 4.00% 1/1/2034[1]		6		6
Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]		3,707		3,395
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		14		14
Fannie Mae Pool #AS6870 4.00% 3/1/2036[1]		1,664		1,599
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]		3,413		3,292
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]		3,038		2,930
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]		2,912		2,808
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]		5,744		5,541
Fannie Mae Pool #898565 6.50% 10/1/2036[1]		—	[2]	—	[2]
Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]		325		313
Fannie Mae Pool #MA2856 4.00% 12/1/2036[1]		8		8
Fannie Mae Pool #888372 6.50% 4/1/2037[1]		12		12
Fannie Mae Pool #256810 6.50% 7/1/2037[1]		25		26
Fannie Mae Pool #256828 7.00% 7/1/2037[1]		13		13
Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]		2,692		2,592
Fannie Mae Pool #256860 6.50% 8/1/2037[1]		34		35
Fannie Mae Pool #888873 6.50% 8/1/2037[1]		—	[2]	—	[2]
Fannie Mae Pool #947337 6.50% 10/1/2037[1]		—	[2]	—	[2]
Fannie Mae Pool #888698 7.00% 10/1/2037[1]		38		39
Fannie Mae Pool #954832 6.50% 1/1/2038[1]		1		1
Fannie Mae Pool #970343 6.00% 2/1/2038[1]		31		31

2	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #889388 7.00% 3/1/2038[1]	USD	112	$115
Fannie Mae Pool #AL1308 6.50% 5/1/2039[1]		1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		86	85
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		36	35
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]		2,722	2,293
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]		3,058	2,566
Fannie Mae Pool #AH0351 4.50% 2/1/2041[1]		193	188
Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]		35,127	29,484
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]		28,785	24,144
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]		549	544
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]		293	291
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		141	140
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]		47,566	39,807
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]		13,802	11,559
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]		5,320	4,456
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]		103,136	86,274
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]		9,361	7,860
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]		264	262
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		237	223
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]		182	180
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		61	60
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		47,300	39,482
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		39	38
Fannie Mae Pool #AJ9327 3.50% 1/1/2042[1]		23	21
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		16,805	14,021
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		9,544	7,959
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]		3,025	2,522
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]		245	225
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]		121	111
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		43	40
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		73	67
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]		7,348	6,529
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]		1,140	1,045
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]		259	237
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]		160	146
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		69	63
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]		358	326
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]		633	577
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		127,412	115,561
Fannie Mae Pool #AY3880 4.00% 11/1/2045[1]		72	68
Fannie Mae Pool #BC3465 4.00% 2/1/2046[1]		7	6
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]		126	111
Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]		6,029	5,270
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]		355	322
Fannie Mae Pool #AS8804 3.50% 2/1/2047[1]		10,047	9,109
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]		128	113
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]		522	476
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]		171	158
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]		80	73
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]		68	62
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]		25	22
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		50	47
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]		8,252	7,481
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		1,232	1,161
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[1]		132	123
Fannie Mae Pool #BJ6169 4.00% 1/1/2048[1]		38	35
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[1]		170	164
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]		392	357
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		707	666
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		955	900
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		279	262
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		104	101
Fannie Mae Pool #BN1172 4.50% 11/1/2048[1]		144	138
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]		1,715	1,630
Fannie Mae Pool #FM2656 3.50% 1/1/2049[1]		2,131	1,932
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]		3,127	3,236
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		33,182	29,996

U.S. Government Securities Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	USD	10,220	$9,274
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]		4,274	3,913
Fannie Mae Pool #FM1220 3.50% 7/1/2049[1]		2,748	2,494
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]		1,073	975
Fannie Mae Pool #FM1505 3.00% 9/1/2049[1]		10,349	8,995
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]		5,525	5,052
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]		3,136	2,848
Fannie Mae Pool #BO2264 3.00% 10/1/2049[1]		36,038	31,314
Fannie Mae Pool #BO2890 3.00% 11/1/2049[1]		2,225	1,932
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]		10,144	8,849
Fannie Mae Pool #FM2389 3.50% 2/1/2050[1]		1,834	1,670
Fannie Mae Pool #FM2822 3.00% 3/1/2050[1]		6,672	5,793
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]		5,428	4,673
Fannie Mae Pool #FM2777 3.00% 3/1/2050[1]		3,100	2,690
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]		20,740	18,750
Fannie Mae Pool #CA5539 3.00% 4/1/2050[1]		12,944	11,237
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		2,168	1,814
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]		4,918	4,254
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		10,069	8,429
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]		2,846	2,461
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]		4	3
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		395	341
Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]		4,288	3,447
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]		2,106	1,763
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]		4,456	3,853
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]		23,453	19,582
Fannie Mae Pool #CA7606 3.00% 11/1/2050[1]		40,355	35,199
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		2,548	2,016
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]		3,000	2,594
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		988	783
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]		9,381	7,823
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]		10,329	8,301
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		10,342	8,162
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		120	95
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]		31,201	27,169
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]		71	56
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]		5,756	4,768
Fannie Mae Pool #FM7694 3.00% 6/1/2051[1]		31,093	26,917
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]		2,806	2,439
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]		19,485	16,102
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		2,142	1,789
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]		321	279
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		7,828	6,479
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]		9,145	7,893
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		553	440
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]		13,405	11,207
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]		6,376	5,352
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]		19,188	16,682
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]		14,033	12,142
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]		6,050	5,246
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]		4,108	3,544
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]		40,586	34,294
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]		13,927	11,586
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]		7,588	6,342
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]		6,924	5,794
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]		2,984	2,487
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]		1,442	1,201
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]		1,133	944
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]		1,122	937
Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]		41,490	36,224
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]		18,933	16,441
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		9,504	8,315
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		19,869	17,186
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]		4,247	3,665
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		8,944	7,050
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]		7,317	5,801
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]		2,227	1,853

4	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	USD	5,742	$5,019
Fannie Mae Pool #BV6617 3.50% 4/1/2052[1]		1,381	1,230
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]		36,893	33,976
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]		78,032	71,861
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]		9,103	8,623
Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]		6,208	5,907
Fannie Mae Pool #BV0952 4.50% 9/1/2052[1]		1,248	1,182
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]		7,868	7,453
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		9,262	9,194
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		8,412	8,351
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]		243	248
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]		43,049	40,786
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]		3,603	3,413
Fannie Mae Pool #BW1403 5.00% 12/1/2052[1]		64,443	62,565
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]		295	287
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]		25,366	25,159
Fannie Mae Pool #BX2476 5.50% 12/1/2052[1]		867	861
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]		466	469
Fannie Mae Pool #BX1070 6.00% 12/1/2052[1]		97	98
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]		43,409	39,976
Fannie Mae Pool #FS5675 4.50% 1/1/2053[1]		27,260	25,822
Fannie Mae Pool #BT8034 4.50% 1/1/2053[1]		153	145
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]		133,324	134,046
Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]		14,865	14,965
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]		955	961
Fannie Mae Pool #MA4917 4.50% 2/1/2053[1]		1,242	1,177
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		23,327	23,102
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]		53,117	53,425
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]		10,787	11,031
Fannie Mae Pool #BX7703 6.50% 2/1/2053[1]		6,418	6,534
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]		289	280
Fannie Mae Pool #BX9431 5.50% 3/1/2053[1]		6,282	6,242
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]		6,124	6,084
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]		4,125	4,090
Fannie Mae Pool #FS4774 5.50% 3/1/2053[1]		446	442
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]		50,778	51,042
Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]		11,989	12,058
Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]		5,860	5,892
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]		1,135	1,075
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]		314	305
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]		49,101	48,603
Fannie Mae Pool #BX8556 5.50% 4/1/2053[1]		6,960	6,894
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]		6,521	6,463
Fannie Mae Pool #BX9116 5.50% 4/1/2053[1]		2,494	2,471
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]		152,674	153,410
Fannie Mae Pool #CB6597 6.00% 4/1/2053[1]		10,069	10,152
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		5,709	5,880
Fannie Mae Pool #BX9806 5.00% 5/1/2053[1]		40,296	39,113
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]		4,726	4,589
Fannie Mae Pool #BY1247 5.00% 5/1/2053[1]		850	825
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		14,218	14,079
Fannie Mae Pool #BY0204 5.50% 5/1/2053[1]		6,513	6,459
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]		1,845	1,828
Fannie Mae Pool #BY0849 5.50% 5/1/2053[1]		90	89
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]		156,804	157,615
Fannie Mae Pool #BY2260 6.00% 5/1/2053[1]		397	399
Fannie Mae Pool #BY2061 6.00% 5/1/2053[1]		366	368
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]		27,985	27,156
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		71,008	70,310
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		70,066	69,502
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]		77,732	78,108
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]		44,692	44,946
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]		27,358	27,600
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]		20,038	20,199
Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]		7,624	7,670
Fannie Mae Pool #BY4224 6.00% 6/1/2053[1]		1,066	1,074
Fannie Mae Pool #BW5303 6.00% 6/1/2053[1]		230	231

U.S. Government Securities Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	USD	33,044		$33,836
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]		11,551		11,761
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]		8,550		8,734
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]		39,538		37,453
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]		4,246		4,022
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]		144		139
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		140,751		139,324
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]		37,934		38,125
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]		6,705		6,351
Fannie Mae Pool #BY8293 6.00% 8/1/2053[1]		1,545		1,553
Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]		34,786		34,970
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]		32,952		33,106
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]		104,911		106,839
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]		191,337		185,661
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]		112,947		113,475
Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]		38,341		38,544
Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]		26,581		26,722
Fannie Mae Pool #MA5192 6.50% 11/1/2053[1]		301,073		306,495
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]		10,561		10,610
Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]		6,089		6,120
Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]		215,757		219,760
Fannie Mae Pool #MA5218 7.00% 12/1/2053[1]		5,214		5,355
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]		23,929		24,045
Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]		5,856		5,883
Fannie Mae Pool #CB8003 6.00% 2/1/2054[1]		73,273		73,628
Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]		30,496		30,644
Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]		34,155		34,789
Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]		30,494		31,060
Fannie Mae Pool #BF0141 5.50% 9/1/2056[1]		389		399
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]		18,155		15,999
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]		7,105		6,263
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]		12,068		10,637
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]		7,663		6,868
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		24,470		20,303
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		4,942		4,698
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]		65		65
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 5.716% 7/25/2036[1,3]		230		228
Fannie Mae, Series 1999-T2, Class A1, 7.50% 1/19/2039[1,3]		76		77
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]		27		27
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.584% 7/25/2024[1,3]		878		868
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.526% 11/25/2024[1,3]		695		683
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[1]		207		176
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036[1]		302		259
Freddie Mac Pool #QS0124 1.50% 11/1/2030[1]		363		333
Freddie Mac Pool #ZS1044 6.50% 2/1/2036[1]		1		1
Freddie Mac Pool #ZI5486 6.50% 9/1/2036[1]		2		2
Freddie Mac Pool #C91909 4.00% 11/1/2036[1]		53		51
Freddie Mac Pool #1H1354 6.328% 11/1/2036[1,3]		50		51
Freddie Mac Pool #ZI7575 6.50% 6/1/2038[1]		1		1
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]		2,473		2,078
Freddie Mac Pool #RB5105 2.00% 3/1/2041[1]		52,685		44,229
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]		1,012		1,005
Freddie Mac Pool #RB5114 2.00% 6/1/2041[1]		48,941		41,009
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]		4,389		3,673
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]		60,784		50,857
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]		94,534		79,096
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]		8,637		7,237
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]		6,727		5,616
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		44,377		37,033
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		9,017		7,521
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		38,516		32,099
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]		11,720		9,767
Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]		121,752		103,870
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		32		30
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]		253		232

6	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	USD	374	$343
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]		306	279
Freddie Mac Pool #G61082 3.00% 7/1/2043[1]		3,210	2,865
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]		1,313	1,198
Freddie Mac Pool #760012 3.113% 4/1/2045[1,3]		945	931
Freddie Mac Pool #760013 3.194% 4/1/2045[1,3]		500	495
Freddie Mac Pool #760014 2.704% 8/1/2045[1,3]		621	599
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]		7,658	6,991
Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]		1,417	1,261
Freddie Mac Pool #G60744 3.50% 7/1/2046[1]		1,716	1,558
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]		2,831	2,585
Freddie Mac Pool #760015 2.627% 1/1/2047[1,3]		1,448	1,366
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		487	438
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]		589	530
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		705	643
Freddie Mac Pool #ZT0538 3.50% 3/1/2048[1]		1,504	1,369
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]		512	467
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]		507	462
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]		432	392
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]		389	355
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]		364	332
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]		286	261
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]		210	194
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]		147	135
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]		135	125
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]		23,019	21,719
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]		145	132
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		661	623
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		594	560
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]		312	296
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]		262	239
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]		155	142
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]		116	105
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		955	900
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]		281	271
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		1,236	1,197
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		642	624
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		456	439
Freddie Mac Pool #ZN4636 3.00% 10/1/2048[1]		9,183	8,005
Freddie Mac Pool #ZA6700 3.50% 4/1/2049[1]		9,839	8,894
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]		1,737	1,577
Freddie Mac Pool #SD7502 3.50% 7/1/2049[1]		6,771	6,165
Freddie Mac Pool #QA1442 3.50% 8/1/2049[1]		3,802	3,450
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]		1,605	1,393
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		489	444
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]		3,890	3,557
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]		3,829	3,501
Freddie Mac Pool #RA2003 4.50% 1/1/2050[1]		5,490	5,264
Freddie Mac Pool #RA2319 3.00% 3/1/2050[1]		8,608	7,424
Freddie Mac Pool #SD7513 3.50% 4/1/2050[1]		67,816	61,546
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		428	370
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]		4,988	4,312
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		24,395	19,321
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		416	329
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		692	546
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		26,129	20,825
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]		5,616	4,651
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]		3,289	2,837
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]		1,519	1,322
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]		6,203	5,195
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]		3,200	2,762
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]		1,995	1,733
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]		18,348	15,828
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]		504	437
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		5,445	4,305
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		5,768	4,814
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]		4,251	3,560

U.S. Government Securities Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	USD	3,688	$3,183
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		3,022	2,520
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]		951	826
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]		38,442	33,568
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]		28,239	25,660
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		2,159	1,930
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]		2,344	1,956
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]		103,635	90,092
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]		1,365	1,141
Freddie Mac Pool #8D0226 2.546% 5/1/2052[1,3]		6,030	5,331
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		25,433	22,655
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]		15,254	14,449
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]		2,502	2,371
Freddie Mac Pool #SD8251 5.50% 8/1/2052[1]		895	888
Freddie Mac Pool #SD8245 4.50% 9/1/2052[1]		13,293	12,592
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]		11,433	10,829
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]		2,857	2,707
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]		1,698	1,608
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		58,917	57,198
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]		27,453	25,277
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]		43,536	41,240
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]		16,675	15,794
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]		1,094	1,036
Freddie Mac Pool #SD1968 4.00% 11/1/2052[1]		48,348	44,532
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]		20,558	19,913
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]		28,696	28,468
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]		55,139	53,540
Freddie Mac Pool #QF4188 5.50% 12/1/2052[1]		991	982
Freddie Mac Pool #QF4136 5.50% 12/1/2052[1]		348	345
Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]		69,058	70,477
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		219,508	213,144
Freddie Mac Pool #QF7015 5.50% 1/1/2053[1]		1,765	1,751
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]		265,239	266,778
Freddie Mac Pool #QF6121 6.00% 1/1/2053[1]		866	872
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]		9,867	9,787
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]		181,799	182,852
Freddie Mac Pool #QF8351 5.50% 3/1/2053[1]		1,983	1,964
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]		785	744
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]		7,669	7,446
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]		502	488
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		13,132	13,001
Freddie Mac Pool #QG2749 5.50% 4/1/2053[1]		1,039	1,029
Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]		11,867	11,937
Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]		5,946	5,979
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]		1,154	1,093
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		23,230	22,998
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]		6,935	6,868
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]		6,524	6,470
Freddie Mac Pool #QG2197 5.50% 5/1/2053[1]		4,342	4,306
Freddie Mac Pool #QG1875 5.50% 5/1/2053[1]		1	1
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]		111,664	112,253
Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]		12,205	12,273
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]		2,458	2,385
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		91,412	90,486
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]		39,074	38,684
Freddie Mac Pool #QG3775 5.50% 6/1/2053[1]		4,463	4,418
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]		574	569
Freddie Mac Pool #QG4732 5.50% 6/1/2053[1]		45	45
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]		332,611	334,215
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]		26,057	26,209
Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]		12,017	12,079
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		6,239	6,296
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		5,910	5,971
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		3,888	3,914
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]		2,729	2,777
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]		13,018	13,306
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]		11,244	11,484

8	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	USD	10,601	$10,920
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]		10,073	10,395
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]		7,148	7,397
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]		5,360	5,505
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]		3,916	3,987
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]		3,315	3,435
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]		356	345
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		370,304	366,551
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]		28,668	28,832
Freddie Mac Pool #SD8348 5.00% 8/1/2053[1]		58,325	56,595
Freddie Mac Pool #SD3620 5.50% 8/1/2053[1]		16,043	15,979
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]		302,838	304,338
Freddie Mac Pool #QG9159 6.00% 8/1/2053[1]		12,080	12,147
Freddie Mac Pool #RA9636 6.00% 8/1/2053[1]		3,806	3,827
Freddie Mac Pool #SD8361 5.00% 9/1/2053[1]		42,497	41,229
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]		25,104	25,247
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]		73,158	73,513
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]		198,234	201,781
Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]		9,899	9,374
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]		13,779	13,843
Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]		10,979	10,397
Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]		14,410	14,801
Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]		2,357	2,232
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]		35,736	35,903
Freddie Mac Pool #RJ0940 6.00% 2/1/2054[1]		14,308	14,377
Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]		26,380	26,871
Freddie Mac, Series 3156, Class PF, (30-day Average USD-SOFR + 0.364%) 5.689% 5/15/2036[1,3]		431	425
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 8/25/2026[1]		3,507	3,334
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027[1]		1,370	1,314
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[1]		560	538
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		50,000	49,131
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]		157	132
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]		363	305
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]		153	138
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]		14,542	13,365
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]		9,310	7,899
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		1,882	1,623
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]		16,476	15,125
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		16,404	15,052
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		9,872	8,405
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]		10,345	9,128
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]		5,836	5,197
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		3,572	3,356
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]		11,253	9,941
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 11/25/2057[1]		1,655	1,462
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[1]		2,835	2,680
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]		8,277	7,315
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]		3,202	3,010
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]		19,257	18,003
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		9,603	8,467

U.S. Government Securities Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	USD	4,267	$3,767
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]		448	420
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]		11,754	10,683
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		11,717	11,178
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]		57,130	53,837
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]		36,778	33,790
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]		20,245	18,717
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]		14,096	12,584
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]		4,381	3,648
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		52,833	49,859
Government National Mortgage Assn. 3.00% 3/1/2054[1,4]		8,927	7,827
Government National Mortgage Assn. 3.50% 3/1/2054[1,4]		178,000	161,012
Government National Mortgage Assn. 4.00% 3/1/2054[1,4]		102,871	95,748
Government National Mortgage Assn. 5.00% 3/1/2054[1,4]		13,197	12,892
Government National Mortgage Assn. 5.50% 3/1/2054[1,4]		49,888	49,563
Government National Mortgage Assn. 5.00% 4/1/2054[1,4]		13,750	13,433
Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029[1]		87	89
Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032[1]		182	184
Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034[1]		769	733
Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037[1]		99	102
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]		105	108
Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038[1]		11	11
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]		50	50
Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038[1]		61	62
Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038[1]		54	55
Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038[1]		69	69
Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039[1]		430	446
Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039[1]		104	99
Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039[1]		13	12
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]		256	257
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]		590	610
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]		373	366
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]		946	964
Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040[1]		127	125
Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040[1]		101	100
Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041[1]		27	27
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]		1,682	1,703
Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041[1]		46	47
Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041[1]		85	79
Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041[1]		63	62
Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041[1]		435	395
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]		3,958	3,842
Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042[1]		921	879
Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042[1]		446	426
Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043[1]		555	496
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]		11	11
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]		21	21
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]		10,975	8,942
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]		4,826	4,071
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]		12,469	10,159
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]		28,159	23,856
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		4,844	4,044
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		9,676	8,099
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]		50,184	42,851
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]		18,378	15,384
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]		42,691	36,013
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]		5,932	5,024

10	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	USD	23,386		$19,749
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]		14,794		12,481
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]		10,436		8,748
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[1]		330		280
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]		19,249		17,419
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]		14,580		13,576
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]		37,907		36,212
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]		41,323		39,478
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]		15,736		15,033
Government National Mortgage Assn. Pool #892950 6.429% 7/20/2060[1,3]		157		157
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[1]		1		1
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[1]		9		9
Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061[1]		1		1
Government National Mortgage Assn. Pool #756695 4.70% 11/20/2061[1]		1		1
Government National Mortgage Assn. Pool #795471 5.08% 2/20/2062[1]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #759735 4.729% 3/20/2062[1]		1		1
Government National Mortgage Assn. Pool #767610 4.591% 11/20/2062[1]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #767641 4.45% 5/20/2063[1]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #795533 4.901% 5/20/2063[1]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #894475 7.646% 10/20/2063[1,3]		553		563
Government National Mortgage Assn. Pool #AG8068 4.90% 1/20/2064[1]		1		1
Government National Mortgage Assn. Pool #894482 7.65% 2/20/2064[1,3]		767		782
Government National Mortgage Assn. Pool #AG8149 5.933% 6/20/2064[1,3]		63		63
Government National Mortgage Assn. Pool #AG8150 4.898% 7/20/2064[1]		2		2
Government National Mortgage Assn. Pool #AG8155 5.19% 7/20/2064[1]		2		2
Government National Mortgage Assn. Pool #AG8171 5.20% 7/20/2064[1]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #AG8156 6.397% 7/20/2064[1,3]		38		38
Government National Mortgage Assn. Pool #AG8194 4.39% 9/20/2064[1]		6		6
Government National Mortgage Assn. Pool #AG8189 5.134% 9/20/2064[1]		2		2
Government National Mortgage Assn. Pool #AL7438 4.335% 1/20/2065[1]		2		2
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033[1]		72		71
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 5.51% 5/20/2062[1,3]		270		269
Government National Mortgage Assn., Series 2012-H20, Class PT, 6.074% 7/20/2062[1,3]		402		401
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.525% 10/20/2062[1,3]		114		1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		5,586		4,205
Uniform Mortgage-Backed Security 2.00% 3/1/2039[1,4]		18,600		16,412
Uniform Mortgage-Backed Security 2.50% 3/1/2039[1,4]		5,500		4,988
Uniform Mortgage-Backed Security 4.00% 3/1/2039[1,4]		16,000		15,412
Uniform Mortgage-Backed Security 5.00% 3/1/2039[1,4]		10,000		9,913
Uniform Mortgage-Backed Security 2.00% 4/1/2039[1,4]		5,500		4,843
Uniform Mortgage-Backed Security 2.50% 4/1/2039[1,4]		27,500		24,968
Uniform Mortgage-Backed Security 2.00% 3/1/2054[1,4]		42,141		33,122
Uniform Mortgage-Backed Security 2.50% 3/1/2054[1,4]		10,923		8,976
Uniform Mortgage-Backed Security 3.00% 3/1/2054[1,4]		17,129		14,653
Uniform Mortgage-Backed Security 3.50% 3/1/2054[1,4]		20,055		17,843
Uniform Mortgage-Backed Security 4.00% 3/1/2054[1,4]		43,587		40,106
Uniform Mortgage-Backed Security 4.50% 3/1/2054[1,4]		220,320		208,573
Uniform Mortgage-Backed Security 5.00% 3/1/2054[1,4]		111,688		108,320
Uniform Mortgage-Backed Security 5.50% 3/1/2054[1,4]		97,590		96,548
Uniform Mortgage-Backed Security 6.00% 3/1/2054[1,4]		102,744		103,188
Uniform Mortgage-Backed Security 6.50% 3/1/2054[1,4]		84,228		85,713
Uniform Mortgage-Backed Security 7.00% 3/1/2054[1,4]		182,409		187,267
Uniform Mortgage-Backed Security 2.00% 4/1/2054[1,4]		1,700		1,338
Uniform Mortgage-Backed Security 2.50% 4/1/2054[1,4]		44,712		36,786
Uniform Mortgage-Backed Security 3.00% 4/1/2054[1,4]		6,000		5,138
Uniform Mortgage-Backed Security 3.50% 4/1/2054[1,4]		160,000		142,455
Uniform Mortgage-Backed Security 4.00% 4/1/2054[1,4]		252,993		232,905
Uniform Mortgage-Backed Security 4.50% 4/1/2054[1,4]		141,500		134,000
Uniform Mortgage-Backed Security 5.00% 4/1/2054[1,4]		272,000		263,829
Uniform Mortgage-Backed Security 5.50% 4/1/2054[1,4]		65,500		64,801
Uniform Mortgage-Backed Security 6.00% 4/1/2054[1,4]		529,500		531,667
Uniform Mortgage-Backed Security 6.50% 4/1/2054[1,4]		475,632		483,688
Uniform Mortgage-Backed Security 7.00% 4/1/2054[1,4]		69,500		71,302
Uniform Mortgage-Backed Security 4.00% 5/1/2054[1,4]		32,500		29,940

Total mortgage-backed obligations				12,212,201

U.S. Government Securities Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 31.52%
U.S. Treasury 29.45%
U.S. Treasury, interest only, 0% 11/15/2040[5]	USD	15,000	$6,887
U.S. Treasury 1.75% 6/30/2024		38,572	38,120
U.S. Treasury 2.25% 11/15/2024		18,000	17,637
U.S. Treasury 2.125% 11/30/2024		500	489
U.S. Treasury 4.50% 11/30/2024		41,000	40,785
U.S. Treasury 1.75% 12/31/2024		18,000	17,509
U.S. Treasury 4.625% 2/28/2025		486,000	483,997
U.S. Treasury 3.875% 3/31/2025		4,793	4,736
U.S. Treasury 3.875% 4/30/2025		60,000	59,278
U.S. Treasury 2.75% 5/15/2025		250	244
U.S. Treasury 2.875% 5/31/2025		500	488
U.S. Treasury 4.25% 5/31/2025		81,165	80,505
U.S. Treasury 3.00% 7/15/2025		1,015	990
U.S. Treasury 0.25% 7/31/2025		24,000	22,511
U.S. Treasury 4.75% 7/31/2025		98,359	98,245
U.S. Treasury 3.125% 8/15/2025		32,000	31,245
U.S. Treasury 0.25% 8/31/2025		82,712	77,326
U.S. Treasury 5.00% 8/31/2025		32,825	32,912
U.S. Treasury 3.50% 9/15/2025		10,500	10,300
U.S. Treasury 3.00% 9/30/2025		28,160	27,405
U.S. Treasury 3.00% 10/31/2025		284	277
U.S. Treasury 4.50% 11/15/2025		456	454
U.S. Treasury 0.375% 11/30/2025		1,320	1,225
U.S. Treasury 0.375% 12/31/2025		35,000	32,383
U.S. Treasury 4.25% 12/31/2025		235,000	233,183
U.S. Treasury 0.375% 1/31/2026		3,163	2,917
U.S. Treasury 4.25% 1/31/2026		423,646	420,498
U.S. Treasury 0.75% 4/30/2026		30,000	27,659
U.S. Treasury 4.50% 7/15/2026		173,408	173,299
U.S. Treasury 1.375% 8/31/2026		2,500	2,317
U.S. Treasury 4.625% 9/15/2026		134,603	134,994
U.S. Treasury 0.875% 9/30/2026		400	365
U.S. Treasury 4.625% 11/15/2026		20,312	20,390
U.S. Treasury 4.375% 12/15/2026		114,366	114,134
U.S. Treasury 1.25% 12/31/2026		35,000	32,074
U.S. Treasury 1.875% 2/28/2027		25,143	23,357
U.S. Treasury 0.50% 4/30/2027		46,800	41,465
U.S. Treasury 2.75% 4/30/2027		48,950	46,585
U.S. Treasury 2.375% 5/15/2027		21,800	20,498
U.S. Treasury 0.50% 5/31/2027		31,400	27,733
U.S. Treasury 2.625% 5/31/2027		3,000	2,840
U.S. Treasury 0.50% 6/30/2027		14,000	12,331
U.S. Treasury 2.75% 7/31/2027		114,575	108,704
U.S. Treasury 0.50% 8/31/2027		58,455	51,187
U.S. Treasury 0.375% 9/30/2027		45,000	39,106
U.S. Treasury 4.125% 9/30/2027		3,100	3,076
U.S. Treasury 0.50% 10/31/2027		18,790	16,356
U.S. Treasury 0.625% 11/30/2027		3,100	2,705
U.S. Treasury 3.875% 11/30/2027		44,000	43,264
U.S. Treasury 3.875% 12/31/2027		166,000	163,223
U.S. Treasury 4.00% 2/29/2028		46,435	45,876
U.S. Treasury 1.25% 3/31/2028		29,390	26,040
U.S. Treasury 3.50% 4/30/2028		118,216	114,582
U.S. Treasury 1.25% 5/31/2028		6,300	5,560
U.S. Treasury 3.625% 5/31/2028		87,537	85,203
U.S. Treasury 1.25% 6/30/2028		83,010	73,084
U.S. Treasury 4.00% 6/30/2028		84,653	83,651
U.S. Treasury 4.125% 7/31/2028		224,000	222,478
U.S. Treasury 1.125% 8/31/2028		50,000	43,561
U.S. Treasury 4.625% 9/30/2028		2,640	2,676
U.S. Treasury 4.375% 11/30/2028		235,840	236,918
U.S. Treasury 3.75% 12/31/2028		2,651	2,591
U.S. Treasury 1.75% 1/31/2029		25,000	22,233
U.S. Treasury 4.00% 1/31/2029		12,000	11,865
U.S. Treasury 2.875% 4/30/2029		23,500	21,997
U.S. Treasury 3.25% 6/30/2029		6,500	6,185
U.S. Treasury 2.625% 7/31/2029		63,533	58,542

12	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 9/30/2029	USD	9,600	$9,412
U.S. Treasury 3.875% 12/31/2029		6,000	5,878
U.S. Treasury 3.50% 1/31/2030		57,025	54,735
U.S. Treasury 0.625% 5/15/2030		30,880	24,804
U.S. Treasury 3.75% 5/31/2030		35,000	33,992
U.S. Treasury 4.00% 7/31/2030		8,355	8,227
U.S. Treasury 0.625% 8/15/2030		14,510	11,558
U.S. Treasury 4.625% 9/30/2030		193,819	197,624
U.S. Treasury 4.875% 10/31/2030		111,277	115,077
U.S. Treasury 4.375% 11/30/2030		35,000	35,200
U.S. Treasury 3.75% 12/31/2030		1,956	1,896
U.S. Treasury 1.625% 5/15/2031		62,550	52,444
U.S. Treasury 1.375% 11/15/2031		20,000	16,242
U.S. Treasury 1.875% 2/15/2032		16,949	14,236
U.S. Treasury 2.75% 8/15/2032		7,514	6,710
U.S. Treasury 3.50% 2/15/2033		279,745	263,943
U.S. Treasury 3.875% 8/15/2033		185,841	180,309
U.S. Treasury 5.00% 5/15/2037		1,500	1,620
U.S. Treasury 4.625% 2/15/2040		580	596
U.S. Treasury 1.125% 5/15/2040		29,700	18,342
U.S. Treasury 1.125% 8/15/2040[5]		54,225	33,158
U.S. Treasury 1.375% 11/15/2040		4,914	3,122
U.S. Treasury 1.875% 2/15/2041		46,291	31,915
U.S. Treasury 2.25% 5/15/2041		44,863	32,771
U.S. Treasury 1.75% 8/15/2041		62,480	41,637
U.S. Treasury 3.125% 11/15/2041		100	83
U.S. Treasury 2.375% 2/15/2042		20,300	14,928
U.S. Treasury 3.00% 5/15/2042		16,933	13,732
U.S. Treasury 3.25% 5/15/2042		36,015	30,309
U.S. Treasury 2.75% 8/15/2042		6,000	4,669
U.S. Treasury 2.75% 11/15/2042		10,000	7,752
U.S. Treasury 3.875% 2/15/2043		11,970	10,964
U.S. Treasury 2.875% 5/15/2043		10,880	8,569
U.S. Treasury 3.875% 5/15/2043		19,985	18,277
U.S. Treasury 4.375% 8/15/2043		9,359	9,166
U.S. Treasury 3.375% 5/15/2044		23,778	20,115
U.S. Treasury 2.50% 2/15/2045[5]		60,000	43,514
U.S. Treasury 3.00% 5/15/2045		3,350	2,650
U.S. Treasury 2.875% 8/15/2045		100	77
U.S. Treasury 2.50% 2/15/2046		3,650	2,621
U.S. Treasury 3.00% 2/15/2047		34,802	27,205
U.S. Treasury 2.75% 8/15/2047		8,514	6,332
U.S. Treasury 2.75% 11/15/2047		7,375	5,474
U.S. Treasury 3.00% 2/15/2048		15,964	12,411
U.S. Treasury 3.125% 5/15/2048		6,500	5,166
U.S. Treasury 3.00% 2/15/2049		21,911	16,981
U.S. Treasury 2.25% 8/15/2049		19,896	13,180
U.S. Treasury 2.375% 11/15/2049		9,253	6,295
U.S. Treasury 2.00% 2/15/2050		61,360	38,211
U.S. Treasury 1.25% 5/15/2050[5]		177,750	90,319
U.S. Treasury 1.375% 8/15/2050		71,480	37,533
U.S. Treasury 1.625% 11/15/2050[5]		292,196	164,177
U.S. Treasury 1.875% 2/15/2051		42,054	25,190
U.S. Treasury 2.375% 5/15/2051		104,600	70,630
U.S. Treasury 2.00% 8/15/2051		72,003	44,372
U.S. Treasury 1.875% 11/15/2051		20,830	12,420
U.S. Treasury 2.25% 2/15/2052		500	327
U.S. Treasury 2.875% 5/15/2052		29,000	21,847
U.S. Treasury 4.00% 11/15/2052		11,614	10,875
U.S. Treasury 3.625% 2/15/2053		8,354	7,306
U.S. Treasury 4.125% 8/15/2053[5]		62,347	59,712
U.S. Treasury 4.75% 11/15/2053[5]		73,660	78,385
U.S. Treasury 4.25% 2/15/2054		6,300	6,180
			6,056,652

U.S. Government Securities Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 2.07%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[6]	USD	34,107		$34,180
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[6]		—	[2]	—	[2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[6]		76,493		74,620
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[6]		—	[2]	—	[2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[6]		41,663		39,930
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[6]		93,804		89,528
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[6]		44,545		41,988
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[6]		58,197		50,639
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[6]		45,217		34,721
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[6]		1,868		1,174
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[5,6]		69,275		41,315
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[6]		17,991		10,563
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[6]		7,245		6,310
				424,968

Total U.S. Treasury bonds & notes				6,481,620

Federal agency bonds & notes 1.54%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		403		390
Fannie Mae 0.625% 4/22/2025[5]		147,420		140,430
Fannie Mae 0.75% 10/8/2027		21,700		19,064
Fannie Mae 7.125% 1/15/2030		5,000		5,714
Fannie Mae 0.875% 8/5/2030		63,500		51,195
Federal Home Loan Bank 3.25% 11/16/2028		56,500		54,107
Federal Home Loan Bank 5.50% 7/15/2036		1,000		1,101
Tennessee Valley Authority 0.75% 5/15/2025		13,200		12,550
Tennessee Valley Authority 2.875% 2/1/2027		5,000		4,777
Tennessee Valley Authority 4.65% 6/15/2035		4,480		4,496
Tennessee Valley Authority 5.88% 4/1/2036		3,625		4,011
Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048		3,300		3,238
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		1,343		1,249
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		3,125		3,027
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024		750		742
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		875		852
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		875		843
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		3,850		3,678
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		1,250		1,187
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		850		801
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		825		769
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		825		752
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		800		725
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		675		609
				316,307

Total bonds, notes & other debt instruments (cost: $19,830,925,000)				19,010,128

Short-term securities 25.44%	Shares

Money market investments 13.27%
Capital Group Central Cash Fund 5.41%[7,8]		27,280,414		2,728,041

14	U.S. Government Securities Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
U.S. Treasury bills 11.68%
U.S. Treasury 3/5/2024	5.185%	USD	150,000	$149,912
U.S. Treasury 3/21/2024	5.087		150,000	149,560
U.S. Treasury 3/26/2024	5.175		350,000	348,715
U.S. Treasury 3/28/2024	5.180		200,000	199,209
U.S. Treasury 4/2/2024	4.805		770,000	766,384
U.S. Treasury 4/23/2024	5.023		300,000	297,669
U.S. Treasury 4/30/2024	5.000		150,000	148,684
U.S. Treasury 5/30/2024	5.139		150,000	148,040
U.S. Treasury 8/29/2024	5.093		200,000	194,864
				2,403,037

Federal agency bills & notes 0.49%
Discount bills and notes 0.49%
Federal Home Loan Bank 3/1/2024	5.172		100,000	99,986

Total federal agency bills & notes				99,986

Total short-term securities (cost: $5,231,126,000)				5,231,064

Options purchased (equity style) 0.02%

Options purchased (equity style)*				5,419

Total options purchased (equity style) (cost: $6,881,000)				5,419

Total investment securities 117.90% (cost: $25,068,932,000)				24,246,611
Total options written (0.04)%†				(8,591)
Other assets less liabilities (17.86)%				(3,673,028)

Net assets 100.00%				$20,564,992

*Options purchased (equity style)

Options on futures

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 2/29/2024 (000)
Call
3 Month SOFR Futures Option	3,341	USD	835,250	USD	96.00	6/14/2024	$2,652
10 Year U.S. Treasury Note Futures Option	328		32,800		110.50	3/1/2024	46
							$2,698
Put
3 Month SOFR Futures Option	1,800	USD	450,000	USD	94.31	3/15/2024	$11
3 Month SOFR Futures Option	956		239,000		94.38	3/15/2024	6
3 Month SOFR Futures Option	1,460		365,000		96.00	12/13/2024	2,637
10 Year U.S. Treasury Note Futures Option	328		32,800		110.50	3/1/2024	67
							$2,721
							$5,419

U.S. Government Securities Fund	15

†Options written (equity style)

Options on futures

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 2/29/2024 (000)
Call
3 Month SOFR Futures Option	3,342	USD	(835,500)	USD	96.00	6/14/2024	$(3,906)
10 Year U.S. Treasury Note Futures Option	1,880		(188,000)		110.00	3/8/2024	(1,322)
							$(5,228)
Put
3 Month SOFR Futures Option	1,800	USD	(450,000)	USD	94.06	3/15/2024	$(11)
3 Month SOFR Futures Option	956		(239,000)		94.13	3/15/2024	(6)
3 Month SOFR Futures Option	2,920		(730,000)		95.50	12/13/2024	(2,847)
10 Year U.S. Treasury Note Futures Option	1,880		(188,000)		110.00	3/8/2024	(499)
							$(3,363)
							$(8,591)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 2/29/2024 (000)
3 Month SOFR Futures	Short	6,408	3/20/2024	USD	(1,516,253)	$71,099
3 Month SOFR Futures	Long	678	3/19/2025		161,873	(3,030)
2 Year U.S. Treasury Note Futures	Long	41,046	7/3/2024		8,404,168	3,533
5 Year U.S. Treasury Note Futures	Long	31,603	7/3/2024		3,378,558	4,371
10 Year U.S. Treasury Note Futures	Long	15,320	6/28/2024		1,691,902	3,061
10 Year U.S. Treasury Note Futures	Short	3,294	6/28/2024		(376,082)	(1,534)
20 Year U.S. Treasury Bond Futures	Short	10,875	6/28/2024		(1,296,844)	(7,076)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,780	6/28/2024		355,493	4,544
						$74,968

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		2/29/2024 (000)	(received) (000)	at 2/29/2024 (000)
0.2405%	Annual	U.S. EFFR	Annual	3/1/2024	USD	467,500	$(52)	$—	$(52)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	718,900		8,243	—	8,243
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	309,200		(1,788)	—	(1,788)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	336,442		(1,918)	—	(1,918)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	363,558		(2,070)	—	(2,070)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	47,859		(282)	—	(282)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	227,000		(1,353)	—	(1,353)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,100		8,877	—	8,877
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,100		8,875	—	8,875
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,373		10,036	—	10,036
SOFR	Annual	3.916%	Annual	7/11/2025	188,700		2,383	—	2,383
4.912%	Annual	SOFR	Annual	8/24/2025	178,000		225	—	225
4.8189%	Annual	SOFR	Annual	8/25/2025	178,000		(8)	—	(8)
4.8195%	Annual	SOFR	Annual	9/1/2025	130,000		17	—	17
4.2045%	Annual	SOFR	Annual	1/10/2026	13,496		(99)	—	(99)

16	U.S. Government Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		2/29/2024 (000)	(received) (000)	at 2/29/2024 (000)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD	244,752	$(1,790)	$—	$(1,790)
4.184%	Annual	SOFR	Annual	1/10/2026	244,752		(1,874)	—	(1,874)
4.265%	Annual	SOFR	Annual	2/16/2026	58,987		(334)	—	(334)
4.27%	Annual	SOFR	Annual	2/16/2026	118,860		(661)	—	(661)
4.3005%	Annual	SOFR	Annual	2/17/2026	24,555		(122)	—	(122)
4.288%	Annual	SOFR	Annual	2/17/2026	24,945		(130)	—	(130)
4.3035%	Annual	SOFR	Annual	2/17/2026	35,408		(174)	—	(174)
4.2675%	Annual	SOFR	Annual	2/17/2026	34,181		(191)	—	(191)
4.2515%	Annual	SOFR	Annual	2/17/2026	35,065		(206)	—	(206)
4.568%	Annual	SOFR	Annual	3/1/2026	368,500		110	—	110
4.56%	Annual	SOFR	Annual	3/1/2026	375,000		55	—	55
3.53%	Annual	SOFR	Annual	1/23/2027	96,800		(623)	—	(623)
3.5405%	Annual	SOFR	Annual	1/23/2027	160,200		(1,000)	—	(1,000)
3.535%	Annual	SOFR	Annual	1/23/2027	173,500		(1,100)	—	(1,100)
3.761%	Annual	SOFR	Annual	2/20/2027	160,600		(247)	—	(247)
3.7645%	Annual	SOFR	Annual	2/20/2027	320,800		(472)	—	(472)
3.45%	Annual	SOFR	Annual	2/1/2028	166,200		(3,976)	—	(3,976)
3.47%	Annual	SOFR	Annual	2/2/2028	43,700		(1,014)	—	(1,014)
3.624%	Annual	SOFR	Annual	2/20/2028	133,000		(9)	—	(9)
3.616%	Annual	SOFR	Annual	2/20/2028	64,000		(13)	—	(13)
3.6475%	Annual	SOFR	Annual	2/27/2028	268,700		99	—	99
3.379%	Annual	SOFR	Annual	3/17/2028	42,475		(182)	—	(182)
3.355%	Annual	SOFR	Annual	3/17/2028	42,700		(201)	—	(201)
3.16%	Annual	SOFR	Annual	6/20/2028	39,600		(1,417)	—	(1,417)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500		4,561	—	4,561
SOFR	Annual	3.529%	Annual	1/29/2030	64,000		531	—	531
SOFR	Annual	3.5485%	Annual	1/29/2030	69,600		519	—	519
SOFR	Annual	3.528%	Annual	1/29/2030	52,400		437	—	437
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200		42,009	—	42,009
3.18%	Annual	SOFR	Annual	4/17/2030	33,200		(1,379)	—	(1,379)
3.275%	Annual	SOFR	Annual	4/18/2030	33,200		(1,210)	—	(1,210)
3.353%	Annual	SOFR	Annual	4/19/2030	33,200		(1,071)	—	(1,071)
3.342%	Annual	SOFR	Annual	4/19/2030	33,200		(1,090)	—	(1,090)
3.344%	Annual	SOFR	Annual	4/20/2030	33,200		(1,088)	—	(1,088)
3.128%	Annual	SOFR	Annual	4/28/2030	33,200		(1,477)	—	(1,477)
3.285%	Annual	SOFR	Annual	5/1/2030	33,200		(1,196)	—	(1,196)
3.259%	Annual	SOFR	Annual	5/1/2030	33,100		(1,239)	—	(1,239)
3.186%	Annual	SOFR	Annual	5/9/2030	33,100		(1,373)	—	(1,373)
3.215%	Annual	SOFR	Annual	5/10/2030	33,200		(1,325)	—	(1,325)
3.29%	Annual	SOFR	Annual	5/19/2030	39,700		(1,427)	—	(1,427)
3.31%	Annual	SOFR	Annual	6/9/2030	203,200		(7,124)	—	(7,124)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300		20,962	—	20,962
SOFR	Annual	4.1615%	Annual	5/15/2033	4,500		(97)	—	(97)
SOFR	Annual	4.15%	Annual	5/15/2033	10,800		(223)	—	(223)
SOFR	Annual	3.10%	Annual	6/20/2033	21,400		1,294	—	1,294
4.0135%	Annual	SOFR	Annual	8/21/2033	15,000		155	—	155
SOFR	Annual	4.061%	Annual	8/24/2033	41,000		(577)	—	(577)
SOFR	Annual	3.9519%	Annual	8/25/2033	41,000		(226)	—	(226)
SOFR	Annual	3.8275%	Annual	9/1/2033	29,400		125	—	125
SOFR	Annual	3.6038%	Annual	1/8/2034	61,600		1,365	—	1,365
SOFR	Annual	3.175%	Annual	2/1/2038	92,000		3,761	—	3,761
3.065%	Annual	SOFR	Annual	4/7/2040	16,700		(1,602)	—	(1,602)
SOFR	Annual	3.41%	Annual	7/28/2045	172,600		10,115	—	10,115
SOFR	Annual	3.01413%	Annual	1/12/2053	17,216		1,963	—	1,963
SOFR	Annual	3.02%	Annual	1/12/2053	17,200		1,944	—	1,944
SOFR	Annual	2.974%	Annual	4/17/2053	10,400		1,256	—	1,256
SOFR	Annual	3.044%	Annual	4/18/2053	10,500		1,139	—	1,139
SOFR	Annual	3.0875%	Annual	4/19/2053	10,500		1,059	—	1,059
SOFR	Annual	3.1035%	Annual	4/19/2053	10,500		1,029	—	1,029

U.S. Government Securities Fund	17

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		2/29/2024 (000)	(received) (000)	at 2/29/2024 (000)
SOFR	Annual	3.0895%	Annual	4/20/2053	USD	10,500	$1,055	$—	$1,055
SOFR	Annual	2.9405%	Annual	4/28/2053	10,600		1,343	—	1,343
SOFR	Annual	3.0535%	Annual	5/1/2053	21,100		2,253	—	2,253
SOFR	Annual	3.085%	Annual	5/9/2053	10,600		1,073	—	1,073
SOFR	Annual	3.1135%	Annual	5/10/2053	10,600		1,020	—	1,020
SOFR	Annual	3.1605%	Annual	5/19/2053	12,800		1,126	—	1,126
SOFR	Annual	3.486%	Annual	1/17/2054	6,976		200	—	200
SOFR	Annual	3.6765%	Annual	2/20/2054	39,763		(227)	—	(227)
SOFR	Annual	3.6815%	Annual	2/20/2054	36,100		(238)	—	(238)
SOFR	Annual	3.7205%	Annual	2/21/2054	30,136		(410)	—	(410)
SOFR	Annual	3.3985%	Annual	3/17/2056	4,393		71	—	71
SOFR	Annual	3.413%	Annual	3/17/2056	4,200		58	—	58
							$93,438	$—	$93,438

Investments in affiliates8

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/29/2024 (000)	Dividend or interest income (000)
Short-term securities 13.27%
Money market investments 13.27%
Capital Group Central Cash Fund 5.41%[7]	$3,921,343	$5,328,961	$6,522,102	$(109)	$(52)	$2,728,041	$93,428

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $176,581,000, which represented .86% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Rate represents the seven-day yield at 2/29/2024.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

18	U.S. Government Securities Fund

Financial statements

Statement of assets and liabilities at February 29, 2024	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $22,340,955)	$21,518,570
Affiliated issuers (cost: $2,727,977)	2,728,041	$24,246,611
Cash		18,167
Receivables for:
Sales of investments	2,992,123
Sales of fund’s shares	8,692
Dividends and interest	91,557
Variation margin on futures contracts	4,464
Variation margin on centrally cleared swap contracts	1,233	3,098,069
		27,362,847
Liabilities:
Options written, at value (premium received: $8,460)		8,591
Payables for:
Purchases of investments	6,744,615
Repurchases of fund’s shares	28,041
Dividends on fund’s shares	988
Investment advisory services	3,020
Services provided by related parties	1,450
Trustees’ deferred compensation	353
Variation margin on futures contracts	6,450
Variation margin on centrally cleared swap contracts	4,317
Other	30	6,789,264
Net assets at February 29, 2024		$20,564,992

Net assets consist of:
Capital paid in on shares of beneficial interest		$24,174,836
Total distributable earnings (accumulated loss)		(3,609,844)
Net assets at February 29, 2024		$20,564,992

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,732,815 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$2,741,013	230,939	$11.87
Class C	80,092	6,794	11.79
Class T	9	1	11.87
Class F-1	114,311	9,633	11.87
Class F-2	799,689	67,372	11.87
Class F-3	849,326	71,550	11.87
Class 529-A	149,945	12,633	11.87
Class 529-C	7,001	595	11.77
Class 529-E	7,410	624	11.86
Class 529-T	10	1	11.86
Class 529-F-1	9	1	11.87
Class 529-F-2	21,585	1,818	11.87
Class 529-F-3	9	1	11.87
Class R-1	7,393	627	11.80
Class R-2	73,792	6,258	11.79
Class R-2E	6,564	554	11.86
Class R-3	102,118	8,609	11.86
Class R-4	106,972	9,011	11.87
Class R-5E	39,012	3,287	11.87
Class R-5	46,648	3,929	11.87
Class R-6	15,412,084	1,298,578	11.87

Refer to the notes to financial statements.

U.S. Government Securities Fund	19

Financial statements (continued)

Statement of operations	unaudited
for the six months ended February 29, 2024	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$361,345
Dividends from affiliated issuers	93,428	$454,773
Fees and expenses*:
Investment advisory services	23,777
Distribution services	5,060
Transfer agent services	3,225
Administrative services	2,893
529 plan services	54
Reports to shareholders	155
Registration statement and prospectus	207
Trustees’ compensation	61
Auditing and legal	115
Custodian	25
Other	30
Total fees and expenses before waiver	35,602
Less waiver of fees and expenses:
Investment advisory services waiver	4,849
Total fees and expenses after waiver		30,753
Net investment income		424,020

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(255,667)
Affiliated issuers	(109)
Options written	1,359
Futures contracts	(256,027)
Swap contracts	8,016	(502,428)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	248,744
Affiliated issuers	(52)
Options written	(131)
Futures contracts	158,551
Swap contracts	(5,656)	401,456
Net realized gain (loss) and unrealized appreciation (depreciation)		(100,972)

Net increase (decrease) in net assets resulting from operations		$323,048

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

20	U.S. Government Securities Fund

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Six months ended February 29, 2024*	Year ended August 31, 2023
Operations:
Net investment income	$424,020	$565,008
Net realized gain (loss)	(502,428)	(1,251,849)
Net unrealized appreciation (depreciation)	401,456	(65,603)
Net increase (decrease) in net assets resulting from operations	323,048	(752,444)

Distributions paid or accrued to shareholders	(424,732)	(569,033)

Net capital share transactions	1,559,580	1,467,509

Total increase (decrease) in net assets	1,457,896	146,032

Net assets:
Beginning of period	19,107,096	18,961,064
End of period	$20,564,992	$19,107,096

*	Unaudited.

Refer to the notes to financial statements.

U.S. Government Securities Fund	21

Notes to financial statements	unaudited

1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

22	U.S. Government Securities Fund

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

U.S. Government Securities Fund	23

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$12,212,201	$—	$12,212,201
U.S. Treasury bonds & notes	—	6,481,620	—	6,481,620
Federal agency bonds & notes	—	316,307	—	316,307
Short-term securities	2,728,041	2,503,023	—	5,231,064
Options purchased on futures (equity style)	5,419	—	—	5,419
Total	$2,733,460	$21,513,151	$—	$24,246,611

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$86,608	$—	$—	$86,608
Unrealized appreciation on centrally cleared interest rate swaps	—	141,343	—	141,343
Liabilities:
Value of options written	(8,591)	—	—	(8,591)
Unrealized depreciation on futures contracts	(11,640)	—	—	(11,640)
Unrealized depreciation on centrally cleared interest rate swaps	—	(47,905)	—	(47,905)
Total	$66,377	$93,438	$—	$159,815

*	Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

24	U.S. Government Securities Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

U.S. Government Securities Fund	25

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

26	U.S. Government Securities Fund

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. For purchased options, the net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments in unaffiliated issuers in the fund’s statement of operations, and from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations. For written options, the net realized gains or losses and net unrealized appreciation or depreciation are recorded in options written in the fund’s statement of operations.

Option contracts can take different forms. The fund has entered into the following types of option contracts:

Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $2,515,850,000.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

U.S. Government Securities Fund	27

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $27,499,432,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $7,011,518,000.

28	U.S. Government Securities Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the six months ended, February 29, 2024 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities from unaffiliated issuers	$5,419	Investment securities from unaffiliated issuers	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	8,591
Futures	Interest	Unrealized appreciation*	86,608	Unrealized depreciation*	11,640
Swap (centrally cleared)	Interest	Unrealized appreciation*	141,343	Unrealized depreciation*	47,905
			$233,370		$68,136

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain on investments in unaffiliated issuers	$998	Net unrealized depreciation on investments in unaffiliated issuers	$(1,462)
Options written	Interest	Net realized gain on options written	1,359	Net unrealized depreciation on options written	(131)
Futures	Interest	Net realized loss on futures contracts	(256,027)	Net unrealized appreciation on futures contracts	158,551
Swap	Interest	Net realized gain on swap contracts	8,016	Net unrealized depreciation on swap contracts	(5,656)
			$(245,654)		$151,302

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

U.S. Government Securities Fund	29

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$7,585
Capital loss carryforward*	(2,518,472)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 29, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$277,001
Gross unrealized depreciation on investments	(955,364)
Net unrealized appreciation (depreciation) on investments	(678,363)
Cost of investments	25,084,789

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 29, 2024		Year ended August 31, 2023
Class A	$56,302		$80,851
Class C	1,471		2,136
Class T	—	†	—	†
Class F-1	2,368		3,406
Class F-2	16,701		22,249
Class F-3	18,310		24,505
Class 529-A	3,033		4,303
Class 529-C	119		170
Class 529-E	149		212
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	495		683
Class 529-F-3	—	†	—	†
Class R-1	125		144
Class R-2	1,264		1,647
Class R-2E	131		196
Class R-3	1,950		2,575
Class R-4	2,251		2,845
Class R-5E	828		1,196
Class R-5	1,038		1,456
Class R-6	318,197		420,459
Total	$424,732		$569,033

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

30	U.S. Government Securities Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.155% on the first $15 million of daily net assets and decreasing to 0.120% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 29, 2024, CRMC waived investment advisory services fees of $4,849,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $23,777,000, which were equivalent to an annualized rate of 0.247% of average daily net assets, were reduced to $18,928,000, which were equivalent to an annualized rate of 0.196% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 29, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

U.S. Government Securities Fund	31

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 29, 2024, the 529 plan services fees were $54,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

For the six months ended February 29, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$3,531	$2,165		$415		Not applicable
Class C	436	68		13		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	144	107		18		Not applicable
Class F-2	Not applicable	418		115		Not applicable
Class F-3	Not applicable	2		122		Not applicable
Class 529-A	169	109		22		$43
Class 529-C	35	5		1		2
Class 529-E	19	3		1		2
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	9		3		7
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	37	3		1		Not applicable
Class R-2	278	125		11		Not applicable
Class R-2E	22	8		1		Not applicable
Class R-3	254	78		15		Not applicable
Class R-4	135	54		16		Not applicable
Class R-5E	Not applicable	30		6		Not applicable
Class R-5	Not applicable	13		7		Not applicable
Class R-6	Not applicable	28		2,126		Not applicable
Total class-specific expenses	$5,060	$3,225		$2,893		$54

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $61,000 in the fund’s statement of operations reflects $44,000 in current fees (either paid in cash or deferred) and a net increase of $17,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 29, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 29, 2024.

32	U.S. Government Securities Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 29, 2024

Class A	$190,307	16,064	$55,369		4,682		$(368,604)	(31,191)	$(122,928)	(10,445)
Class C	6,931	590	1,437		122		(25,273)	(2,155)	(16,905)	(1,443)
Class T	—	—	—		—		—	—	—	—
Class F-1	16,086	1,379	2,327		197		(24,368)	(2,068)	(5,955)	(492)
Class F-2	253,306	21,542	15,613		1,318		(212,652)	(17,958)	56,267	4,902
Class F-3	205,956	17,474	17,662		1,492		(174,065)	(14,675)	49,553	4,291
Class 529-A	22,162	1,863	3,016		255		(26,559)	(2,231)	(1,381)	(113)
Class 529-C	1,567	132	119		10		(2,336)	(199)	(650)	(57)
Class 529-E	581	50	148		12		(1,438)	(122)	(709)	(60)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	2,891	245	490		41		(4,846)	(404)	(1,465)	(118)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	2,238	195	124		11		(1,859)	(159)	503	47
Class R-2	8,515	724	1,252		107		(12,761)	(1,087)	(2,994)	(256)
Class R-2E	727	62	131		11		(2,100)	(176)	(1,242)	(103)
Class R-3	16,102	1,360	1,932		164		(19,128)	(1,615)	(1,094)	(91)
Class R-4	20,742	1,756	2,221		188		(21,619)	(1,822)	1,344	122
Class R-5E	4,934	415	824		69		(6,434)	(546)	(676)	(62)
Class R-5	4,992	420	1,035		88		(8,981)	(760)	(2,954)	(252)
Class R-6	1,648,044	138,319	318,213		26,890		(355,391)	(30,167)	1,610,866	135,042
Total net increase (decrease)	$2,406,081	202,590	$421,913		35,657		$(1,268,414)	(107,335)	$1,559,580	130,912

Refer to the end of the table for footnotes.

U.S. Government Securities Fund	33

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2023

Class A	$449,056	36,454	$79,504		6,487		$(749,011)	(61,018)	$(220,451)	(18,077)
Class C	17,039	1,392	2,100		172		(42,711)	(3,499)	(23,572)	(1,935)
Class T	—	—	—		—		—	—	—	—
Class F-1	54,430	4,394	3,349		273		(59,912)	(4,902)	(2,133)	(235)
Class F-2	587,725	47,513	20,356		1,662		(564,084)	(45,994)	43,997	3,181
Class F-3	375,202	30,393	23,566		1,924		(417,557)	(33,781)	(18,789)	(1,464)
Class 529-A	32,297	2,631	4,288		350		(49,609)	(4,050)	(13,024)	(1,069)
Class 529-C	3,518	288	169		14		(5,037)	(414)	(1,350)	(112)
Class 529-E	1,885	154	211		18		(2,331)	(191)	(235)	(19)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	8,191	669	679		54		(7,852)	(640)	1,018	83
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,033	85	144		12		(972)	(80)	205	17
Class R-2	20,507	1,682	1,631		134		(27,739)	(2,274)	(5,601)	(458)
Class R-2E	3,387	276	195		16		(4,394)	(361)	(812)	(69)
Class R-3	34,891	2,832	2,555		209		(40,208)	(3,277)	(2,762)	(236)
Class R-4	41,064	3,341	2,833		231		(35,700)	(2,911)	8,197	661
Class R-5E	13,286	1,078	1,189		97		(10,870)	(888)	3,605	287
Class R-5	23,981	1,952	1,439		117		(18,233)	(1,486)	7,187	583
Class R-6	2,922,267	238,221	418,076		34,125		(1,648,314)	(134,946)	1,692,029	137,400
Total net increase (decrease)	$4,589,759	373,355	$562,284		45,895		$(3,684,534)	(300,712)	$1,467,509	118,538

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $50,979,658,000 and $50,262,574,000, respectively, during the six months ended February 29, 2024.

11. Ownership concentration

At February 29, 2024, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11% and 10%, respectively. CRMC is the investment adviser to the two target date funds.

34	U.S. Government Securities Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
2/29/2024[5,6]	$11.93	$.24	$(.06)	$.18	$(.24)	$—	$(.24)	$11.87	1.53%[7]	$2,741		.69%[8]		.64%[8]		4.07%[8]
8/31/2023	12.78	.32	(.84)	(.52)	(.33)	—	(.33)	11.93	(4.13)	2,879		.65		.65		2.62
8/31/2022	14.21	.28	(1.40)	(1.12)	(.31)	—	(.31)	12.78	(7.98)	3,317		.61		.61		2.08
8/31/2021	14.95	.09	(.15)	(.06)	(.12)	(.56)	(.68)	14.21	(.37)	4,038		.61		.61		.61
8/31/2020	14.10	.13	1.06	1.19	(.19)	(.15)	(.34)	14.95	8.61	4,311		.65		.65		.87
8/31/2019	13.38	.24	.74	.98	(.26)	—	(.26)	14.10	7.38	2,837		.66		.66		1.77
Class C:
2/29/2024[5,6]	11.85	.19	(.05)	.14	(.20)	—	(.20)	11.79	1.16 [7]	80		1.43	[8]	1.38	[8]	3.34	[8]
8/31/2023	12.70	.23	(.84)	(.61)	(.24)	—	(.24)	11.85	(4.82)	98		1.38		1.38		1.85
8/31/2022	14.14	.18	(1.40)	(1.22)	(.22)	—	(.22)	12.70	(8.65)	129		1.35		1.35		1.30
8/31/2021	14.90	(.02)	(.13)	(.15)	(.05)	(.56)	(.61)	14.14	(1.11)	176		1.31		1.31		(.11)
8/31/2020	14.06	.03	1.06	1.09	(.10)	(.15)	(.25)	14.90	7.95	213		1.34		1.34		.20
8/31/2019	13.34	.14	.74	.88	(.16)	—	(.16)	14.06	6.53	186		1.41		1.41		1.01
Class T:
2/29/2024[5,6]	11.93	.26	(.06)	.20	(.26)	—	(.26)	11.87	1.69 [7,9]	—	[10]	.38	[8,9]	.33	[8,9]	4.38	[8,9]
8/31/2023	12.78	.37	(.85)	(.48)	(.37)	—	(.37)	11.93	(3.80)[9]	—	[10]	.31	[9]	.31	[9]	2.98	[9]
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34)	—	(.34)	12.78	(7.74)[9]	—	[10]	.36	[9]	.36	[9]	2.37	[9]
8/31/2021	14.95	.13	(.15)	(.02)	(.16)	(.56)	(.72)	14.21	(.11)[9]	—	[10]	.35	[9]	.35	[9]	.89	[9]
8/31/2020	14.09	.18	1.06	1.24	(.23)	(.15)	(.38)	14.95	8.99 [9]	—	[10]	.37	[9]	.37	[9]	1.21	[9]
8/31/2019	13.37	.27	.74	1.01	(.29)	—	(.29)	14.09	7.64 [9]	—	[10]	.42	[9]	.42	[9]	2.01	[9]
Class F-1:
2/29/2024[5,6]	11.93	.24	(.06)	.18	(.24)	—	(.24)	11.87	1.52 [7]	114		.71	[8]	.66	[8]	4.05	[8]
8/31/2023	12.78	.33	(.85)	(.52)	(.33)	—	(.33)	11.93	(4.14)	121		.66		.66		2.65
8/31/2022	14.21	.28	(1.41)	(1.13)	(.30)	—	(.30)	12.78	(8.01)	132		.65		.65		2.08
8/31/2021	14.95	.07	(.13)	(.06)	(.12)	(.56)	(.68)	14.21	(.38)	142		.62		.62		.46
8/31/2020	14.10	.14	1.06	1.20	(.20)	(.15)	(.35)	14.95	8.65	315		.61		.61		.96
8/31/2019	13.37	.24	.75	.99	(.26)	—	(.26)	14.10	7.39	294		.65		.65		1.78
Class F-2:
2/29/2024[5,6]	11.93	.26	(.06)	.20	(.26)	—	(.26)	11.87	1.68 [7]	800		.39	[8]	.34	[8]	4.37	[8]
8/31/2023	12.78	.36	(.85)	(.49)	(.36)	—	(.36)	11.93	(3.85)	745		.36		.36		2.94
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34)	—	(.34)	12.78	(7.73)	758		.35		.35		2.36
8/31/2021	14.95	.13	(.14)	(.01)	(.17)	(.56)	(.73)	14.21	(.09)	866		.32		.32		.91
8/31/2020	14.10	.17	1.07	1.24	(.24)	(.15)	(.39)	14.95	8.95	844		.34		.34		1.20
8/31/2019	13.38	.28	.73	1.01	(.29)	—	(.29)	14.10	7.68	636		.38		.38		2.06
Class F-3:
2/29/2024[5,6]	11.93	.26	(.06)	.20	(.26)	—	(.26)	11.87	1.74 [7]	849		.28	[8]	.23	[8]	4.48	[8]
8/31/2023	12.79	.37	(.85)	(.48)	(.38)	—	(.38)	11.93	(3.82)	802		.25		.25		3.01
8/31/2022	14.22	.36	(1.43)	(1.07)	(.36)	—	(.36)	12.79	(7.56)	879		.24		.24		2.64
8/31/2021	14.95	.15	(.14)	.01	(.18)	(.56)	(.74)	14.22	.02	718		.21		.21		1.05
8/31/2020	14.10	.18	1.07	1.25	(.25)	(.15)	(.40)	14.95	9.06	629		.23		.23		1.26
8/31/2019	13.38	.30	.73	1.03	(.31)	—	(.31)	14.10	7.79	369		.27		.27		2.17
Class 529-A:
2/29/2024[5,6]	11.93	.24	(.06)	.18	(.24)	—	(.24)	11.87	1.52 [7]	150		.71	[8]	.66	[8]	4.05	[8]
8/31/2023	12.78	.32	(.84)	(.52)	(.33)	—	(.33)	11.93	(4.14)	152		.67		.67		2.61
8/31/2022	14.21	.28	(1.41)	(1.13)	(.30)	—	(.30)	12.78	(8.00)	177		.63		.63		2.06
8/31/2021	14.95	.09	(.14)	(.05)	(.13)	(.56)	(.69)	14.21	(.36)	216		.60		.60		.62
8/31/2020	14.10	.13	1.06	1.19	(.19)	(.15)	(.34)	14.95	8.63	246		.63		.63		.89
8/31/2019	13.37	.24	.74	.98	(.25)	—	(.25)	14.10	7.33	160		.70		.70		1.73

Refer to the end of the table for footnotes.

U.S. Government Securities Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/29/2024[5,6]	$11.83	$.19		$(.06)	$.13	$(.19)	$—	$(.19)	$11.77	1.14%[7]	$7		1.45%[8]		1.40%[8]		3.31%[8]
8/31/2023	12.68	.22		(.83)	(.61)	(.24)	—	(.24)	11.83	(4.88)	8		1.44		1.44		1.81
8/31/2022	14.12	.17		(1.39)	(1.22)	(.22)	—	(.22)	12.68	(8.70)	10		1.40		1.40		1.22
8/31/2021	14.89	(.02)		(.14)	(.16)	(.05)	(.56)	(.61)	14.12	(1.10)	14		1.34		1.34		(.14)
8/31/2020	14.05	.03		1.06	1.09	(.10)	(.15)	(.25)	14.89	7.87	18		1.37		1.37		.23
8/31/2019	13.33	.13		.74	.87	(.15)	—	(.15)	14.05	6.59	29		1.42		1.42		1.00
Class 529-E:
2/29/2024[5,6]	11.92	.23		(.06)	.17	(.23)	—	(.23)	11.86	1.42 [7]	7		.92	[8]	.87	[8]	3.85	[8]
8/31/2023	12.78	.30		(.86)	(.56)	(.30)	—	(.30)	11.92	(4.43)	8		.88		.88		2.41
8/31/2022	14.21	.25		(1.40)	(1.15)	(.28)	—	(.28)	12.78	(8.18)	9		.85		.85		1.81
8/31/2021	14.95	.06		(.15)	(.09)	(.09)	(.56)	(.65)	14.21	(.58)	12		.82		.82		.39
8/31/2020	14.10	.10		1.06	1.16	(.16)	(.15)	(.31)	14.95	8.40	14		.85		.85		.68
8/31/2019	13.37	.21		.74	.95	(.22)	—	(.22)	14.10	7.11	10		.91		.91		1.52
Class 529-T:
2/29/2024[5,6]	11.92	.25		(.06)	.19	(.25)	—	(.25)	11.86	1.63 [7,9]	—	[10]	.49	[8,9]	.44	[8,9]	4.28	[8,9]
8/31/2023	12.78	.36		(.86)	(.50)	(.36)	—	(.36)	11.92	(3.94)[9]	—	[10]	.36	[9]	.36	[9]	2.93	[9]
8/31/2022	14.21	.32		(1.42)	(1.10)	(.33)	—	(.33)	12.78	(7.79)[9]	—	[10]	.40	[9]	.40	[9]	2.33	[9]
8/31/2021	14.95	.12		(.15)	(.03)	(.15)	(.56)	(.71)	14.21	(.16)[9]	—	[10]	.40	[9]	.40	[9]	.84	[9]
8/31/2020	14.09	.17		1.06	1.23	(.22)	(.15)	(.37)	14.95	8.93 [9]	—	[10]	.43	[9]	.43	[9]	1.15	[9]
8/31/2019	13.37	.26		.74	1.00	(.28)	—	(.28)	14.09	7.57 [9]	—	[10]	.48	[9]	.48	[9]	1.95	[9]
Class 529-F-1:
2/29/2024[5,6]	11.93	.25		(.06)	.19	(.25)	—	(.25)	11.87	1.62 [7,9]	—	[10]	.51	[8,9]	.46	[8,9]	4.25	[8,9]
8/31/2023	12.78	.35		(.85)	(.50)	(.35)	—	(.35)	11.93	(3.96)[9]	—	[10]	.48	[9]	.48	[9]	2.82	[9]
8/31/2022	14.21	.31		(1.41)	(1.10)	(.33)	—	(.33)	12.78	(7.83)[9]	—	[10]	.46	[9]	.46	[9]	2.28	[9]
8/31/2021	14.95	.08		(.11)	(.03)	(.15)	(.56)	(.71)	14.21	(.17)[9]	—	[10]	.35	[9]	.35	[9]	.52	[9]
8/31/2020	14.10	.16		1.07	1.23	(.23)	(.15)	(.38)	14.95	8.87	28		.40		.40		1.14
8/31/2019	13.37	.27		.74	1.01	(.28)	—	(.28)	14.10	7.58	21		.46		.46		1.97
Class 529-F-2:
2/29/2024[5,6]	11.93	.26		(.06)	.20	(.26)	—	(.26)	11.87	1.67 [7]	22		.42	[8]	.37	[8]	4.34	[8]
8/31/2023	12.79	.37		(.86)	(.49)	(.37)	—	(.37)	11.93	(3.90)	23		.33		.33		2.97
8/31/2022	14.22	.32		(1.41)	(1.09)	(.34)	—	(.34)	12.79	(7.74)	24		.36		.36		2.38
8/31/2021[5,11]	14.89	.11		(.09)	.02	(.13)	(.56)	(.69)	14.22	.18 [7]	27		.38	[8]	.38	[8]	.94	[8]
Class 529-F-3:
2/29/2024[5,6]	11.93	.26		(.06)	.20	(.26)	—	(.26)	11.87	1.71 [7]	—	[10]	.33	[8]	.28	[8]	4.43	[8]
8/31/2023	12.79	.37		(.86)	(.49)	(.37)	—	(.37)	11.93	(3.88)	—	[10]	.31		.31		2.99
8/31/2022	14.22	.33		(1.41)	(1.08)	(.35)	—	(.35)	12.79	(7.68)	—	[10]	.30		.30		2.44
8/31/2021[5,11]	14.89	.12		(.08)	.04	(.15)	(.56)	(.71)	14.22	.25 [7]	—	[10]	.36	[8]	.29	[8]	1.04	[8]
Class R-1:
2/29/2024[5,6]	11.86	.20		(.06)	.14	(.20)	—	(.20)	11.80	1.19 [7]	7		1.37	[8]	1.32	[8]	3.39	[8]
8/31/2023	12.71	.24		(.84)	(.60)	(.25)	—	(.25)	11.86	(4.77)	7		1.33		1.33		1.98
8/31/2022	14.15	.19		(1.40)	(1.21)	(.23)	—	(.23)	12.71	(8.62)	7		1.31		1.31		1.37
8/31/2021	14.91	—	[12]	(.15)	(.15)	(.05)	(.56)	(.61)	14.15	(1.02)	10		1.28		1.28		(.01)
8/31/2020	14.07	.04		1.05	1.09	(.10)	(.15)	(.25)	14.91	7.87	9		1.34		1.34		.26
8/31/2019	13.35	.14		.74	.88	(.16)	—	(.16)	14.07	6.63	10		1.38		1.38		1.05

Refer to the end of the table for footnotes.

36	U.S. Government Securities Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/29/2024[5,6]	$11.85	$.20	$(.06)	$.14	$(.20)	$—	$(.20)	$11.79	1.19%[7]	$74	1.37%[8]		1.32%[8]		3.40%[8]
8/31/2023	12.71	.24	(.85)	(.61)	(.25)	—	(.25)	11.85	(4.86)	77	1.34		1.34		1.94
8/31/2022	14.15	.19	(1.40)	(1.21)	(.23)	—	(.23)	12.71	(8.62)	89	1.32		1.32		1.37
8/31/2021	14.91	(.01)	(.14)	(.15)	(.05)	(.56)	(.61)	14.15	(1.04)	107	1.30		1.30		(.09)
8/31/2020	14.06	.03	1.07	1.10	(.10)	(.15)	(.25)	14.91	7.97	128	1.32		1.32		.23
8/31/2019	13.34	.14	.74	.88	(.16)	—	(.16)	14.06	6.57	102	1.36		1.36		1.06
Class R-2E:
2/29/2024[5,6]	11.92	.22	(.06)	.16	(.22)	—	(.22)	11.86	1.33 [7]	7	1.10	[8]	1.05	[8]	3.67	[8]
8/31/2023	12.77	.27	(.84)	(.57)	(.28)	—	(.28)	11.92	(4.51)	8	1.06		1.06		2.23
8/31/2022	14.21	.22	(1.41)	(1.19)	(.25)	—	(.25)	12.77	(8.40)	9	1.05		1.05		1.60
8/31/2021	14.95	.03	(.14)	(.11)	(.07)	(.56)	(.63)	14.21	(.75)	12	1.02		1.02		.19
8/31/2020	14.10	.05	1.09	1.14	(.14)	(.15)	(.29)	14.95	8.19	12	1.04		1.04		.45
8/31/2019	13.37	.18	.75	.93	(.20)	—	(.20)	14.10	6.92	6	1.09		1.09		1.36
Class R-3:
2/29/2024[5,6]	11.92	.23	(.06)	.17	(.23)	—	(.23)	11.86	1.41 [7]	102	.94	[8]	.89	[8]	3.83	[8]
8/31/2023	12.78	.29	(.85)	(.56)	(.30)	—	(.30)	11.92	(4.45)	104	.91		.90		2.38
8/31/2022	14.21	.25	(1.41)	(1.16)	(.27)	—	(.27)	12.78	(8.21)	114	.89		.89		1.80
8/31/2021	14.95	.05	(.14)	(.09)	(.09)	(.56)	(.65)	14.21	(.62)	137	.87		.87		.34
8/31/2020	14.09	.09	1.08	1.17	(.16)	(.15)	(.31)	14.95	8.41	159	.91		.91		.63
8/31/2019	13.37	.20	.74	.94	(.22)	—	(.22)	14.09	7.00	116	.95		.95		1.47
Class R-4:
2/29/2024[5,6]	11.93	.24	(.06)	.18	(.24)	—	(.24)	11.87	1.56 [7]	107	.63	[8]	.58	[8]	4.14	[8]
8/31/2023	12.79	.33	(.86)	(.53)	(.33)	—	(.33)	11.93	(4.15)	106	.60		.60		2.72
8/31/2022	14.22	.29	(1.41)	(1.12)	(.31)	—	(.31)	12.79	(7.95)	105	.59		.59		2.11
8/31/2021	14.95	.09	(.13)	(.04)	(.13)	(.56)	(.69)	14.22	(.25)	129	.56		.56		.62
8/31/2020	14.10	.14	1.06	1.20	(.20)	(.15)	(.35)	14.95	8.69	179	.58		.58		.98
8/31/2019	13.38	.24	.74	.98	(.26)	—	(.26)	14.10	7.41	146	.62		.62		1.80
Class R-5E:
2/29/2024[5,6]	11.93	.25	(.06)	.19	(.25)	—	(.25)	11.87	1.66 [7]	39	.44	[8]	.39	[8]	4.33	[8]
8/31/2023	12.78	.36	(.85)	(.49)	(.36)	—	(.36)	11.93	(3.89)	40	.41		.40		2.94
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34)	—	(.34)	12.78	(7.77)	39	.39		.39		2.35
8/31/2021	14.95	.15	(.17)	(.02)	(.16)	(.56)	(.72)	14.21	(.12)	40	.36		.36		1.08
8/31/2020	14.09	.15	1.09	1.24	(.23)	(.15)	(.38)	14.95	8.98	16	.37		.37		1.00
8/31/2019	13.37	.28	.73	1.01	(.29)	—	(.29)	14.09	7.56	4	.42		.42		2.02
Class R-5:
2/29/2024[5,6]	11.93	.26	(.06)	.20	(.26)	—	(.26)	11.87	1.71 [7]	47	.34	[8]	.29	[8]	4.43	[8]
8/31/2023	12.79	.38	(.87)	(.49)	(.37)	—	(.37)	11.93	(3.87)	50	.31		.31		3.06
8/31/2022	14.22	.32	(1.40)	(1.08)	(.35)	—	(.35)	12.79	(7.68)	46	.29		.29		2.32
8/31/2021	14.95	.14	(.14)	— [12]	(.17)	(.56)	(.73)	14.22	(.03)	64	.27		.27		.96
8/31/2020	14.10	.19	1.05	1.24	(.24)	(.15)	(.39)	14.95	9.08	68	.28		.28		1.31
8/31/2019	13.38	.29	.73	1.02	(.30)	—	(.30)	14.10	7.74	63	.32		.32		2.11
Class R-6:
2/29/2024[5,6]	11.93	.26	(.06)	.20	(.26)	—	(.26)	11.87	1.74 [7]	15,412	.28	[8]	.23	[8]	4.48	[8]
8/31/2023	12.78	.38	(.85)	(.47)	(.38)	—	(.38)	11.93	(3.75)	13,879	.26		.25		3.09
8/31/2022	14.21	.33	(1.40)	(1.07)	(.36)	—	(.36)	12.78	(7.64)	13,117	.24		.24		2.46
8/31/2021	14.95	.15	(.15)	— [12]	(.18)	(.56)	(.74)	14.21	.03	16,161	.21		.21		1.07
8/31/2020	14.10	.20	1.05	1.25	(.25)	(.15)	(.40)	14.95	9.07	12,011	.23		.23		1.36
8/31/2019	13.37	.29	.75	1.04	(.31)	—	(.31)	14.10	7.80	9,928	.27		.27		2.17

Refer to the end of the table for footnotes.

U.S. Government Securities Fund	37

Financial highlights (continued)

	Six months ended February 29, 2024[4,5,6]	Year ended August 31,
Portfolio turnover rate for all share classes[13,14]		2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	28%	95%	73%	96%	133%	113%
Including mortgage dollar roll transactions	294%	795%	488%	631%	720%	350%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees and reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Amount less than $.01.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

38	U.S. Government Securities Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2023, through February 29, 2024).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

U.S. Government Securities Fund	39

Expense example (continued)

	Beginning account value 9/1/2023	Ending account value 2/29/2024	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,015.30	$3.21	.64%
Class A – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class C – actual return	1,000.00	1,011.58	6.90	1.38
Class C – assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class T – actual return	1,000.00	1,016.86	1.65	.33
Class T – assumed 5% return	1,000.00	1,023.22	1.66	.33
Class F-1 – actual return	1,000.00	1,015.21	3.31	.66
Class F-1 – assumed 5% return	1,000.00	1,021.58	3.32	.66
Class F-2 – actual return	1,000.00	1,016.82	1.70	.34
Class F-2 – assumed 5% return	1,000.00	1,023.17	1.71	.34
Class F-3 – actual return	1,000.00	1,017.37	1.15	.23
Class F-3 – assumed 5% return	1,000.00	1,023.72	1.16	.23
Class 529-A – actual return	1,000.00	1,015.23	3.31	.66
Class 529-A – assumed 5% return	1,000.00	1,021.58	3.32	.66
Class 529-C – actual return	1,000.00	1,011.44	7.00	1.40
Class 529-C – assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class 529-E – actual return	1,000.00	1,014.18	4.36	.87
Class 529-E – assumed 5% return	1,000.00	1,020.54	4.37	.87
Class 529-T – actual return	1,000.00	1,016.32	2.21	.44
Class 529-T – assumed 5% return	1,000.00	1,022.68	2.21	.44
Class 529-F-1 – actual return	1,000.00	1,016.20	2.31	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,022.58	2.31	.46
Class 529-F-2 – actual return	1,000.00	1,016.68	1.86	.37
Class 529-F-2 – assumed 5% return	1,000.00	1,023.02	1.86	.37
Class 529-F-3 – actual return	1,000.00	1,017.12	1.40	.28
Class 529-F-3 – assumed 5% return	1,000.00	1,023.47	1.41	.28
Class R-1 – actual return	1,000.00	1,011.86	6.60	1.32
Class R-1 – assumed 5% return	1,000.00	1,018.30	6.62	1.32
Class R-2 – actual return	1,000.00	1,011.90	6.60	1.32
Class R-2 – assumed 5% return	1,000.00	1,018.30	6.62	1.32
Class R-2E – actual return	1,000.00	1,013.29	5.26	1.05
Class R-2E – assumed 5% return	1,000.00	1,019.64	5.27	1.05
Class R-3 – actual return	1,000.00	1,014.10	4.46	.89
Class R-3 – assumed 5% return	1,000.00	1,020.44	4.47	.89
Class R-4 – actual return	1,000.00	1,015.62	2.91	.58
Class R-4 – assumed 5% return	1,000.00	1,021.98	2.92	.58
Class R-5E – actual return	1,000.00	1,016.61	1.96	.39
Class R-5E – assumed 5% return	1,000.00	1,022.92	1.96	.39
Class R-5 – actual return	1,000.00	1,017.09	1.45	.29
Class R-5 – assumed 5% return	1,000.00	1,023.42	1.46	.29
Class R-6 – actual return	1,000.00	1,017.35	1.15	.23
Class R-6 – assumed 5% return	1,000.00	1,023.72	1.16	.23

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

40	U.S. Government Securities Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

U.S. Government Securities Fund	41

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42	U.S. Government Securities Fund

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U.S. Government Securities Fund	43

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	U.S. Government Securities Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 97% of 20-year periods.[2] Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2024

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: April 30, 2024